October 5, 2018

Securities and Exchange Commission

Judiciary Plaza

100 F Street, NE

Washington, D.C. 20549

Re:	Certification pursuant to Rule 497(j)

Delaware Life Variable Account F (“Registrant”)

File Nos. 333-225901 and 811-05846

Commissioners:

Pursuant to paragraph (j) of Rule 497 of Regulation C under the Securities Act of 1933, as amended (“Rule 497”), I hereby certify that the form of prospectus and statement of additional information for the above-captioned Registrant, each dated October 3, 2018, do not differ from those contained in the amendment to the Registration Statement on Form N-4 that relates to the prospectus and statement of additional information, being Pre-Effective Amendment No. 1. Pre-Effective Amendment No. 1 was filed electronically with the Securities and Exchange Commission via EDGAR on October 1, 2018.

Sincerely,

Delaware Life Insurance Company

By:	/s/ Kathleen A. McGah
Assistant Vice President & Senior Counsel